Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	Property and equipment is stated at cost. Depreciation is computed using the straight-line method over estimated useful lives as follows:
Plant equipment	2 to 15 years
Motor Vehicle	4 to 15 years
Property and equipment is stated at cost. Depreciation is computed using the straight-line method over estimated useful lives as follows:
Plant equipment	2 to 15 years
Motor Vehicle	4 to 15 years

Schedule of Assumption Used Derivative Financial Instruments

In applying the Black-Scholes valuation model, the Company used the following assumptions during the period ended March 31, 2020:

For the period ended
March 31, 2020
Annual dividend yield	-
Expected life (years)	0.50 – 1.00
Risk-free interest rate	2.050%
Expected volatility	111%

In applying the Black-Scholes valuation model, the Company used the following assumptions during the year ended September 30, 2019:

For the year ended
September 30, 2019
Annual dividend yield	-
Expected life (years)	0.50 – 1.00
Risk-free interest rate	1.7%
Expected volatility	55%

Schedule of Convertible Debt Measured at Fair Value

The following table presents the Company’s embedded conversion features of its convertible debt measured at fair value on a recurring basis as of March 31, 2020, and as of September 30, 2019:

	Carry Value at
	March 31,	September 30,
	2020	2019
Derivative liabilities:
Embedded conversion features - notes	$10,044	$728,080
Total derivative liability	$10,044	$728,080

	March 31,	September 30,
	2020	2019
Change in fair value included in other income (expense), net	4,696	-1,209

The following table presents the Company’s embedded conversion features of its convertible debt measured at fair value on a recurring basis as of September 30, 2018, and as of September 30, 2019:

	Carry Value at	Carry Value at
	September 30, 2019	September 30, 2018

Derivative liabilities:

Embedded conversion features - notes	$728,080	$726,871

Total derivative liability	$728,080	$726,871

	For the year ended	For the year ended
	September 30, 2019	September 30, 2018

Change in fair value included in other income (expense), net	-1,209	606,150

Schedule of Derivative Liabilities Measured at Fair Value

The following table provides a reconciliation of the beginning and ending balances for the Company’s derivative liabilities measured at fair value using Level 3 inputs:

	For the period ended	For the year ended
	March 31,	September 30,
	2020	2019
Embedded Conversion
Features - Notes:
Balance at beginning of year	$728,080	$726,871
Change in derivative liabilities	-722,732	2,418
Net change in fair value included in net loss	4,696	-1,209
Ending balance	$10,044	$728,080

The following table provides a reconciliation of the beginning and ending balances for the Company’s derivative liabilities measured at fair value using Level 3 inputs:

	For the year ended	For the year ended
	September 30, 2019	September 30, 2018

Embedded Conversion Features - Notes:
Balance at beginning of year	$726,871	$1,333,021
Change in derivative liabilities	$2,418	$-1,212,300
Net change in fair value included in net loss	-1,209	606,150
Ending balance	$728,080	$726,871

Schedule of Outstanding Notes

As a consequence of the debt consolidation, the derivative Liabilities associated with option component has been eliminated, therefore, derivative liabilities amounted to 722,732 as of the debt consolidation date are subsequently reversed and charged into profit and losses in January 2020.

Schedule of Outstanding Notes as at January 14th 2020

Promissory Note	Outstanding Principal	Outstanding Interest
David Loren Corporation. 2% Secured Promissory Note issued May 1, 2011 to Hoboken Street Associates, and as assigned to Warren Sheppard on July 3, 2013	22166	3,780
David Loren Corporation. 2% Secured Promissory Note issued January 2, 2012 to Hoboken Street Associates, and as assigned to Warren Sheppard on July 3, 2013	48,000	7,438
David Loren Corporation. 2% Secured Promissory Note issued January 3, 2013 to Hoboken Street Associates, and as assigned to Warren Sheppard on July 3, 2013	12,000	1,618
Kibush Capital Corp. 12.5% Secured Promissory Note issued March 31, 2014 to Warren Sheppard.	157,500	104,815
Kibush Capital Corp. 12.5% Secured Promissory Note issued June 30, 2014 to Warren Sheppard.	110,741	70,384
Kibush Capital Corp. 12.5% Secured Promissory Note issued September 30, 2014 to Warren Sheppard.	98,575	59,670
Kibush Capital Corp. 12.5% Secured Promissory Note issued September 30, 2015 to Warren Sheppard.	316,046	153,387
Kibush Capital Corp. 12.5% Secured Promissory Note issued October 10, 2016 to Warren Sheppard.	155,300	37,272

Total:	920,328	438,364